TRADING ASSETS (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)		Dec. 31, 2013 EUR (€)	Dec. 31, 2015 USD ($)
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	€ 2,484	€ 2,386	[1]		$ 2,842
Trading Securities Balance Sheet Reported Amounts Textuals [Abstract]
Net unrealized losses on trading assets	(1)	(13)		€ (125)
Securities that are pledged as collateral incleded in trading assets	1,109	931
Debt securities issued by other governments and public sector entities
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	389	352
Debt securities issued by Greek financial institutions
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	0	1
Debt securities issued by foreign financial institutions
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	75	51
Corporate debt securities issued by Greek companies
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	38	31
Corporate debt securities issued by foreign companies
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	20	9
Equity securities issued by Greek companies
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	6	2
Equity securities issued by foreign companies
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	5	5
Mutual fund units
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	8	3
Greek treasury bills
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	1,858	1,799
Foreign treasury bills
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	€ 85	€ 133

[1]	Restated